Cover	Feb. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	W.W. Grainger, Inc.
Entity Incorporation, State or Country Code	IL
Entity File Number	1-5684
Entity Tax Identification Number	36-1150280
Entity Address, Address Line One	100 Grainger Parkway,
Entity Address, City or Town	Lake Forest,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-5201
City Area Code	847
Local Phone Number	535-1000
Title of 12(b) Security	Common Stock
Trading Symbol	GWW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000277135
Amendment Flag	false